CRITICAL JUDGEMENTS AND ACCOUNTING ESTIMATES	12 Months Ended
Dec. 31, 2017
Changes In Accounting Policies, Accounting Estimates And Errors [Abstract]
CRITICAL JUDGEMENTS AND ACCOUNTING ESTIMATES
CRITICAL JUDGMENTS AND ACCOUNTING ESTIMATES
The financial statements of the Company have been prepared by management in accordance with IFRS. The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the reported amounts of assets, liabilities, and contingent liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period and accompanying notes. By their nature, these estimates are subject to measurement uncertainty and the effect on the financial statements of changes in such estimates in future periods could be material. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

a.	Critical Accounting Judgments

I.	Oil and Gas Reserves
Reserves and resources are used in the units of production calculation for depletion, depreciation and amortization, and the impairment analysis which affect net profit or loss. There are numerous uncertainties inherent in estimating oil and gas reserves. Estimating reserves is very complex, requiring many judgments based on geological, geophysical, engineering and economic data. Changes in these judgments could have a material impact on the estimated reserves. These estimates may change, having either a negative or positive effect on net profit as further information becomes available and as the economic environment changes.

II.	Identification of CGUs
Bellatrix’s assets are aggregated into CGUs, for the purpose of calculating impairment, based on their ability to generate largely independent cash flows, geography, geology, production profile and infrastructure of their assets.

III.	Impairment Indicators and Impairment Reversal
Judgment is required to assess when impairment indicators exist and impairment testing is required with respect to exploration and evaluation assets and property, plant and equipment.

IV.	Joint Arrangements
Judgment is required to determine when the Company has joint control over an arrangement. In establishing joint control, the Company considers whether unanimous consent is required to direct the activities that significantly affect the returns of the arrangement, such as the capital and operating activities of the arrangement. Additionally, the Company assesses the rights and obligations arising from the arrangement by considering its governance structure, legal form, and terms agreed upon by the parties sharing control, including the contractual rights of each partner, dispute resolution procedures, termination provisions, and procedures for subsequent transactions in its determination of joint control.
Once joint control has been established, judgment is also required to classify the joint arrangement. The type of joint arrangement is determined through analysis of the rights and obligations arising from the arrangement by considering its legal structure, legal form and terms agreed upon by the parties sharing control. An arrangement that is not structured through a separate vehicle in which the controlling parties have rights to the assets, revenues and substantially all of the economic benefits generated through the arrangement, in addition to obligations for the liabilities and expenses, is classified as a joint operation. An arrangement in which these criteria are not met is classified as a joint venture.

V.	Non-monetary Transactions
Judgment is required to determine whether non-monetary transactions have commercial substance.

b.	Critical Estimates and Assumptions

I.	Recoverability of asset carrying values
The Company assesses its oil and gas properties, including exploration and evaluation assets, for possible impairment if there are events or changes in circumstances that indicate that carrying values of the assets may not be recoverable, or at least at every reporting date.
The assessment of any impairment of property, plant and equipment is dependent upon estimates of recoverable amount that take into account factors such as reserves, future estimated commodity prices, royalties and costs, economic and market conditions, timing of cash flows, the useful lives of assets and their related salvage values. By their nature, these estimates and assumptions are subject to measurement uncertainty and may impact the carrying value of the Company’s assets in future periods.

II.	Decommissioning obligations
Provisions for decommissioning obligations associated with the Company’s drilling operations are based on current legal and constructive requirements, technology, price levels and expected plans for remediation. Actual costs and cash outflows can differ from estimates because of changes in laws and regulations, public expectations, prices, discovery and analysis of site conditions and changes in clean up technology.

III.	Income taxes
Deferred tax assets and liabilities are recognized for the estimated tax consequences between amounts included in the financial statements and their tax base using substantively enacted future income tax rates. Timing of future revenue streams and future capital spending changes can affect the timing of any temporary differences, and accordingly affect the amount of the deferred tax asset or liability calculated at a point in time. These differences could materially impact earnings.

IV.	Business combinations
The determination of fair value often requires management to make assumptions and estimates about future events. The assumptions and estimates with respect to determining the fair value of property, plant, and equipment, and exploration and evaluation assets acquired generally require the most judgment and include estimates of reserves acquired, forecast benchmark commodity prices, and discount rates. Changes in any of the assumptions or estimates used in determining the fair value of acquired assets and liabilities could impact the amounts assigned to assets, liabilities in the purchase price allocation, and any resulting gain or goodwill. Future net earnings can be affected as a result of changes in future depletion, depreciation and accretion, and asset impairments.